Taxes - Summary of Reconciliation between Statutory Tax Rate and Effective Tax Expense Rate (Parenthetical) (Detail)	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Brazil member
Disclosure Of Reconciliation Between Statutory Tax Rate And Effective Tax Expenses Rate [line items]
Brazilian statutory corporate tax rates	34.00%	34.00%	34.00%	34.00%